Property, Plant and Equipment - Schedule of Quantity and Models of BTC Miners (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Schedule of Quantity and Models of BTC Miners [Line Items]
Quantity		$ 68,099		$ 58,258
Additions		73,749		17,979
Dispositions		(16,529)		(8,138)
Quantity		125,319		68,099
Classified as assets held for sale		(32,923)		(1,031)
Presented as property, plant and equipment		92,396		67,068
MicroBT WhatsMiner [Member]
Schedule of Quantity and Models of BTC Miners [Line Items]
Quantity		51,738	[1]	45,375
Additions		1,943	[1]	8,281
Dispositions		(15,830)	[1]	(1,918)
Quantity	[1]	37,851		51,738
Classified as assets held for sale		(24,927)	[1]	(731)
Presented as property, plant and equipment		12,924	[1]	51,007
Bitmain S19j Pro [Member]
Schedule of Quantity and Models of BTC Miners [Line Items]
Quantity		16,361		7,172
Additions				9,289
Dispositions		(699)		(100)
Quantity		15,662		16,361
Classified as assets held for sale		(7,996)		(300)
Presented as property, plant and equipment		7,666		16,061
Bitmain T21 [Member]
Schedule of Quantity and Models of BTC Miners [Line Items]
Quantity				5,711
Additions		62,443
Dispositions				(5,711)
Quantity		62,443
Classified as assets held for sale
Presented as property, plant and equipment		62,443
Bitmain S21 [Member]
Schedule of Quantity and Models of BTC Miners [Line Items]
Quantity			[2]
Additions		9,363	[2]	409
Dispositions			[2]	(409)
Quantity	[2]	9,363
Classified as assets held for sale			[2]
Presented as property, plant and equipment		$ 9,363	[2]

[1]	Includes 23,106 M30 of which 15,226 are classified as assets held for sale, 10,329 M31 of which 9,169 are classified as assets held for sale, 2,473 M50 of which 532 are classified as assets held for sale and 1,943 M53 Miners.
[2]	Includes 3,975 S21, 4,523 S21 Pro and 865 S21 Hydro Miners.